SHARE CAPITAL AND SHAREBASED PAYMENTS (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,980,774	2,980,774
Stock options [Member]
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	3,483,000	3,483,000	2,638,500
Granted			1,700,000
Cancelled / Forfeited	(20,000)	(20,000)	(807,500)
Expired	(360,000)	(360,000)
Exercised	(264,000)	(264,000)	(48,000)
Stock options outstanding, Ending	2,839,000	2,839,000	3,483,000
Stock options exercisable	2,839,000	2,839,000
Outstanding and exercisable Weighted Average Exercise Price, Beginning | $ / shares	$ 1.77		$ 1.82
Weighted Average Exercise Price, Granted | $ / shares			1.64
Weighted Average Exercise Price, Expired | $ / shares		$ 2.95
Weighted Average Exercise Price, Exercised | $ / shares	1.16		0.79
Weighted Average Exercise Price, Cancelled / Forfeited | $ / shares	1.64		1.70
Stock options outstanding | $ / shares	1.68		$ 1.77
Weighted Average Exercise Price, Stock options exercisable | $ / shares	$ 1.68